Software Income (Details) - Schedule of software development - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Software Income (Details) - Schedule of software development [Line Items]
Software development	$ 117,504	$ 8,854
Software Development Kits Per User [Member]
Software Income (Details) - Schedule of software development [Line Items]
Software development	34,986	8,709
Software Development Kits Per Scan [Member]
Software Income (Details) - Schedule of software development [Line Items]
Software development	2,032	145
Software subscriptions [Member]
Software Income (Details) - Schedule of software development [Line Items]
Software development	$ 80,486